Preferred, Common Stock and Additional Paid in Capital - Reverse Stock Split Adjustments (Details)	Oct. 14, 2012	Oct. 15, 2012
Prior To Reverse Stock Split Adjustment
Reverse Stock Split [Line Items]
Common Stock - Shares Outstanding	81,012,403
After Reverse Stock Split Adjustment
Reverse Stock Split [Line Items]
Common Stock - Shares Outstanding		5,400,810